Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Breakdown of deferred tax [line Items]
Adjustment for inflation of the opening deferred liabilities	$ (1,523)	$ (3,432)
IFRS9 [member] | Financial assets impaired [member]
Breakdown of deferred tax [line Items]
Impairment of financial assets	$ 127